Note 6 - Property and Equipment	3 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
6.	PROPERTY AND EQUIPMENT

	Computer and O ffice E quipment	Leasehold Improvements	Total
Cost, January 1, 2019	$97,875	$33,180	$131,055
Effect of foreign exchange	(283)	-	(283)
Additions	450	-	450
Cost, March 31, 2019	$98,042	33,180	$131,222
Write off	(12,126)	-	(12,126)
Effect of foreign exchange	(1,088)	-	(1,088)
Cost, December 31, 2019	$84,828	$33,180	$118,008
Effect of foreign exchange	1,083	-	1,083
Cost, March 31, 20 20	$85,911	$33,180	$119,091

Accumulated depreciation, January 1, 2019	$66,278	$11,613	$77,891
Charge for the period	1,507	2,903	4,410
Effect of foreign exchange	(268)	-	(268)
Accumulated depreciation, March 31, 2019	$67,517	$14,516	$82,033
Charge for the period	5,088	8,710	13,798
Write off	(12,126)	-	(12,126)
Effect of foreign exchange	(912)	-	(912)
Accumulated depreciation, December 31, 2019	$59,567	$23,226	$82,793
Charge for the period	1,322	2,133	3,455
Effect of foreign exchange	1,037	-	1,037
Accumulated depreciation, March 31, 2020	$61,926	$25,359	$87,285

Net book value, January 1, 201 9	$31,597	$21,567	$53,164
Net book value, March 31, 201 9	$30,525	$18,664	$49,189
Net book value, December 3 1, 201 9	$25,261	$9,954	$35,215
Net book value, March 31, 20 20	$23,985	$7,821	$31,806